UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
4/30/16 (Unaudited)

COMMON STOCKS (94.5%)(a)
			Shares	Value

Aerospace and defense (6.2%)

Boeing Co. (The)			576	$77,645

BWX Technologies, Inc.			383	12,788

General Dynamics Corp.			857	120,426

Honeywell International, Inc.			51	5,828

Lockheed Martin Corp.			46	10,689

Northrop Grumman Corp.			594	122,518

Raytheon Co.			921	116,368

				466,262
Air freight and logistics (1.8%)

United Parcel Service, Inc. Class B			1,305	137,116

				137,116
Airlines (0.1%)

Southwest Airlines Co.			105	4,684

				4,684
Auto components (0.4%)

Gentex Corp.			309	4,956

Visteon Corp.			335	26,689

				31,645
Banks (4.6%)

PNC Financial Services Group, Inc. (The)			1,123	98,577

Popular, Inc. (Puerto Rico)			456	13,552

TCF Financial Corp.			779	10,626

U.S. Bancorp			1,091	46,575

Wells Fargo & Co.			3,587	179,278

				348,608
Beverages (3.0%)

Constellation Brands, Inc. Class A			743	115,953

PepsiCo, Inc.			1,061	109,241

				225,194
Chemicals (0.8%)

Ecolab, Inc.			155	17,822

Scotts Miracle-Gro Co. (The) Class A			149	10,546

Sherwin-Williams Co. (The)			113	32,466

				60,834
Commercial services and supplies (1.4%)

Copart, Inc.(NON)			327	14,009

Waste Management, Inc.			1,507	88,597

				102,606
Communications equipment (3.5%)

Brocade Communications Systems, Inc.			2,183	20,979

Cisco Systems, Inc.			5,987	164,583

Juniper Networks, Inc.			3,201	74,903

				260,465
Consumer finance (3.6%)

Capital One Financial Corp.			1,749	126,610

Discover Financial Services			212	11,929

SLM Corp.(NON)			2,915	19,735

Synchrony Financial(NON)			3,826	116,961

				275,235
Containers and packaging (1.7%)

AptarGroup, Inc.			143	10,868

Avery Dennison Corp.			654	47,487

Bemis Co., Inc.			329	16,509

Crown Holdings, Inc.(NON)			350	18,536

Graphic Packaging Holding Co.			1,701	22,589

Sonoco Products Co.			289	13,551

				129,540
Diversified consumer services (0.3%)

ServiceMaster Global Holdings, Inc.(NON)			655	25,100

				25,100
Diversified financial services (0.5%)

Voya Financial, Inc.			1,250	40,588

				40,588
Diversified telecommunication services (2.8%)

AT&T, Inc.			1,557	60,443

Verizon Communications, Inc.			2,998	152,718

				213,161
Electric utilities (3.2%)

American Electric Power Co., Inc.			774	49,149

PG&E Corp.			1,206	70,189

Southern Co. (The)			2,375	118,988

				238,326
Electronic equipment, instruments, and components (0.4%)

Dolby Laboratories, Inc. Class A			177	8,427

Ingram Micro, Inc. Class A			584	20,411

				28,838
Energy equipment and services (1.4%)

Frank's International NV (Netherlands)			307	5,112

Schlumberger, Ltd.			1,276	102,514

				107,626
Food and staples retail (2.4%)

Kroger Co. (The)			2,891	102,312

Sysco Corp.			1,603	73,850

Wal-Mart Stores, Inc.			95	6,353

				182,515
Food products (0.6%)

Hormel Foods Corp.			1,123	43,292

				43,292
Health-care providers and services (4.7%)

AmerisourceBergen Corp.			1,125	95,738

Cardinal Health, Inc.			1,075	84,345

DaVita HealthCare Partners, Inc.(NON)			736	54,390

McKesson Corp.			617	103,545

MEDNAX, Inc.(NON)			272	19,391

				357,409
Hotels, restaurants, and leisure (2.2%)

Hyatt Hotels Corp. Class A(NON)			261	12,497

McDonald's Corp.			1,182	149,511

				162,008
Household products (1.4%)

Clorox Co. (The)			87	10,895

Colgate-Palmolive Co.			1,346	95,458

				106,353
Insurance (3.1%)

Allied World Assurance Co. Holdings AG			667	23,732

American Financial Group, Inc.			238	16,448

Aspen Insurance Holdings, Ltd.			287	13,302

Assurant, Inc.			120	10,148

Endurance Specialty Holdings, Ltd.			194	12,412

Everest Re Group, Ltd.			125	23,113

Hanover Insurance Group, Inc. (The)			54	4,631

ProAssurance Corp.			190	9,069

Reinsurance Group of America, Inc.			153	14,569

RenaissanceRe Holdings, Ltd.			189	20,962

Validus Holdings, Ltd.			409	18,851

XL Group PLC			2,052	67,162

				234,399
Internet software and services (1.5%)

eBay, Inc.(NON)			4,294	104,902

Match Group, Inc.(NON)			584	6,658

				111,560
IT Services (9.2%)

Accenture PLC Class A			1,018	114,953

Amdocs, Ltd.			519	29,344

Automatic Data Processing, Inc.			1,421	125,673

Broadridge Financial Solutions, Inc.			383	22,919

Computer Sciences Corp.			427	14,147

CoreLogic, Inc.(NON)			316	11,212

CSRA, Inc.			486	12,617

DST Systems, Inc.			455	54,909

Fidelity National Information Services, Inc.			436	28,689

Fiserv, Inc.(NON)			700	68,404

Gartner, Inc.(NON)			234	20,398

Genpact, Ltd.(NON)			500	13,945

Leidos Holdings, Inc.			290	14,387

Paychex, Inc.			1,824	95,067

Vantiv, Inc. Class A(NON)			1,186	64,684

				691,348
Life sciences tools and services (2.7%)

Bio-Rad Laboratories, Inc. Class A(NON)			95	13,476

Charles River Laboratories International, Inc.(NON)			126	9,988

PerkinElmer, Inc.			464	23,395

Thermo Fisher Scientific, Inc.			876	126,363

Waters Corp.(NON)			224	29,156

				202,378
Machinery (0.5%)

Allison Transmission Holdings, Inc.			1,355	39,038

				39,038
Media (2.8%)

John Wiley & Sons, Inc. Class A			150	7,439

Liberty Braves Group Class A(NON)			51	798

Liberty Media Group Class A(NON)			128	2,342

Liberty SiriusXM Group Class A(NON)			514	16,844

MSG Networks, Inc. Class A(NON)			389	6,648

News Corp. Class B			430	5,573

Omnicom Group, Inc.			61	5,061

Sirius XM Holdings, Inc.(NON)(S)			16,072	63,484

Thomson Reuters Corp. (Canada)			646	26,570

Twenty-First Century Fox, Inc.			2,598	78,252

				213,011
Multiline retail (3.3%)

Dollar General Corp.			1,496	122,537

Target Corp.			1,627	129,347

				251,884
Oil, gas, and consumable fuels (4.2%)

California Resources Corp.			96	211

Exxon Mobil Corp.			2,630	232,484

Occidental Petroleum Corp.			943	72,281

World Fuel Services Corp.			236	11,028

				316,004
Pharmaceuticals (5.9%)

Johnson & Johnson			1,962	219,901

Merck & Co., Inc.			1,076	59,008

Pfizer, Inc.			5,036	164,728

				443,637
Real estate investment trusts (REITs) (4.0%)

American Capital Agency Corp.(R)			3,613	66,371

Annaly Capital Management, Inc.(R)			1,458	15,192

AvalonBay Communities, Inc.(R)			459	81,147

Care Capital Properties, Inc.(R)			343	9,148

Chimera Investment Corp.(R)			1,433	20,349

Equity Commonwealth(NON)(R)			393	10,969

Four Corners Property Trust, Inc.(R)			516	9,159

MFA Financial, Inc.(R)			1,887	13,039

Public Storage(R)			128	31,336

Starwood Property Trust, Inc.(R)			1,584	30,666

Two Harbors Investment Corp.(R)			1,893	14,822

				302,198
Semiconductors and semiconductor equipment (1.7%)

Maxim Integrated Products, Inc.			3,005	107,339

Xilinx, Inc.			499	21,497

				128,836
Software (0.9%)

Microsoft Corp.			917	45,731

Synopsys, Inc.(NON)			505	23,998

				69,729
Specialty retail (2.5%)

AutoZone, Inc.(NON)			135	103,306

Home Depot, Inc. (The)			134	17,941

O'Reilly Automotive, Inc.(NON)			250	65,670

				186,917
Technology hardware, storage, and peripherals (1.2%)

Apple, Inc.			999	93,646

				93,646
Textiles, apparel, and luxury goods (1.7%)

NIKE, Inc. Class B			2,185	128,784

				128,784
Tobacco (2.0%)

Altria Group, Inc.			2,401	150,567

				150,567
Water utilities (0.3%)

American Water Works Co., Inc.			320	23,283

				23,283

Total common stocks (cost $6,538,399)				$7,134,624

PURCHASED OPTIONS OUTSTANDING (2.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-17/$180.00		$8,029	$57,606

SPDR S&P 500 ETF Trust (Put)	Mar-17/175.00		9,210	49,275

SPDR S&P 500 ETF Trust (Put)	Feb-17/156.00		8,534	22,208

SPDR S&P 500 ETF Trust (Put)	Jan-17/145.00		8,701	13,583

SPDR S&P 500 ETF Trust (Put)	Dec-16/164.00		8,606	21,842

SPDR S&P 500 ETF Trust (Put)	Nov-16/170.00		8,463	21,017

Total purchased options outstanding (cost $344,858)				$185,531

SHORT-TERM INVESTMENTS (6.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.58%(d)		Shares	57,600	$57,600

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	61,688	61,688

SSgA Prime Money Market Fund Class N 0.41%(P)		Shares	240,000	240,000

U.S. Treasury Bills 0.32%, June 9, 2016			$121,000	120,982

Total short-term investments (cost $480,247)				$480,270

TOTAL INVESTMENTS

Total investments (cost $7,363,504)(b)				$7,800,425

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $8,947) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-16/$213.50	$10,401	$4,299
SPDR S&P 500 ETF Trust (Call)	May-16/215.00	7,761	787
SPDR S&P 500 ETF Trust (Call)	May-16/211.00	8,185	794

Total			$5,880

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
baskets	23	$—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	$39,602

Total		$—	$39,602

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,552,201.
(b)	The aggregate identified cost on a tax basis is $7,407,903, resulting in gross unrealized appreciation and depreciation of $666,157 and $273,635, respectively, or net unrealized appreciation of $392,522.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$50,858	$3,061,612	$3,050,782	$583	$61,688
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $57,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $56,880.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $5,430 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,299 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$999,349	$—	$—
Consumer staples	707,921	—	—
Energy	423,630	—	—
Financials	1,201,028	—	—
Health care	1,003,424	—	—
Industrials	749,706	—	—
Information technology	1,384,422	—	—
Materials	190,374	—	—
Telecommunication services	213,161	—	—
Utilities	261,609	—	—
Total common stocks	7,134,624	—	—
Purchased options outstanding	—	185,531	—
Short-term investments	301,688	178,582	—

Totals by level	$7,436,312	$364,113	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(5,880)	$—
Total return swap contracts	—	39,602	—

Totals by level	$—	$33,722	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$225,133	$5,880

Total	$225,133	$5,880

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)				$58,000
Written equity option contracts (contract amount)				$39,000
OTC total return swap contracts (notional)				$3,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$-	$39,602	$-	$39,602
	Purchased options#	—	100,831	84,700	185,531

	Total Assets	$—	$140,433	$84,700	$225,133

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—
	Written options#	4,299	1,581	—	5,880

	Total Liabilities	$4,299	$1,581	$—	$5,880

	Total Financial and Derivative Net Assets	$(4,299)	$138,852	$84,700	$219,253
	Total collateral received (pledged)##†	$—	$100,000	$84,700
	Net amount	$(4,299)	$38,852	$—

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016